RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2015
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
(3)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In February 2015, the FASB issued ASU No. 2015-02, Amendments to the Consolidation Analysis, to amend the criteria for consolidation of certain legal entities. The ASU is effective for interim and annual periods beginning after December 15, 2015. Adoption of the ASU is either retrospective to each prior period presented or retrospective with a cumulative adjustment to retained earnings or accumulated deficit as of the adoption date. The Company is currently assessing the impact of the ASU on its consolidated financial statements.

In April 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, to require debt issuance costs to be presented as an offset against debt outstanding as opposed to an asset. The ASU is effective for interim and annual periods beginning after December 15, 2015. Adoption of the ASU is retrospective to each prior period presented. The Company is currently assessing the impact of the ASU on its consolidated financial statements.

In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory, to specify that inventory should be subsequently measured at the lower of cost or net realizable value, which is the ordinary selling price less any completion, transportation and disposal costs. However, the ASU does not apply to inventory measured using the last-in-first-out or retail methods. The ASU is effective for interim and annual periods beginning after December 15, 2016. Adoption of the ASU is prospective. The Company does not anticipate that the adoption of the ASU will have a material impact on its consolidated financial statements.